CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF OPERATIONS
Research and development, net		$ 11,447	$ 7,544	$ 6,636
Marketing expenses		482	288	397
General and administrative		1,861	1,412	977
Total operating loss		13,790	9,244	8,010
Financial (income) expenses, net		13,474	(520)	308
Loss before taxes on income		27,264	8,724	8,318
Tax on income		(7)	(158)	(146)
Net loss		27,271	8,882	8,464
Less: net loss attributable to noncontrolling interests				97
Net loss attributable to Alpha Tau Medical Ltd.		$ 27,271	$ 8,882	$ 8,367
Net loss per share attributable to ordinary shareholders, basic		$ (0.67)	$ (0.22)	$ (0.25)
Net loss per share attributable to ordinary shareholders, diluted		$ (0.67)	$ (0.22)	$ (0.25)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	[1]	40,534,697	40,274,935	33,815,448
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	[1]	40,534,697	40,274,935	33,815,448

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.